(Schedule of Business Combinations) (Details) SFr in Millions, $ in Millions	1 Months Ended							3 Months Ended	12 Months Ended
	Oct. 31, 2015 USD ($)	Aug. 31, 2014 USD ($)	Oct. 31, 2013 USD ($)	Aug. 31, 2013 CHF (SFr)	Aug. 31, 2013 USD ($)	Jul. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 30, 2013 USD ($)	Jan. 02, 2016 USD ($)	Jan. 03, 2015 USD ($)	Dec. 28, 2013 USD ($)	Jan. 01, 2011 USD ($)
Business Combination, Separately Recognized Transactions [Line Items]
Goodwill									$ 5,651	$ 3,532	$ 3,524
Net cash consideration									$ 3,252	$ 147	292
Additions in noncontrolling ownership interests											$ 204
Spinal Modulation [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Cash and cash equivalents							$ 41
Current assets							9
Goodwill							46
Other assets							1
Intangible assets							7
Current liabilities							(6)
Other liabilities							0
Deferred income tax assets/(liabilities)							(19)
Net assets							124
Total cash paid							0
Less: cash acquired							0
Net cash consideration							0
Contingent consideration							0
Fair value of St. Jude Medical, Inc.'s previously held interest							0
Acquisition of controlling ownership interest							40
Debt financing							0
Additions in noncontrolling ownership interests							84
CardioMEMS, Inc [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Cash and cash equivalents								$ 33
Current assets								3
Goodwill								83
Other assets								2
Intangible assets								0
Current liabilities								(13)
Other liabilities								(5)
Deferred income tax assets/(liabilities)								(23)
Net assets								143
Total cash paid								0
Less: cash acquired								0
Net cash consideration								0
Contingent consideration								0
Fair value of St. Jude Medical, Inc.'s previously held interest								31
Acquisition of controlling ownership interest								0				$ 60
Debt financing						$ 9		28
Additions in noncontrolling ownership interests								84
Thoratec [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Accounts receivable	$ 76
Inventories	150
Other current and noncurrent assets	44
Property, plant and equipment	57
Goodwill	2,142
Intangible assets	1,490
Accounts payable	(22)
Other current and noncurrent liabilities	(69)
Contingent consideration liabilities	(33)
Deferred income tax assets/(liabilities)	(548)
Net assets	3,287
Cash consideration paid to Thoratec shareholders	3,484
Cash consideration paid for vested Thoratec share awards	30
Total cash paid	3,514
Less: cash acquired	(262)
Net cash consideration	3,252
Fair value of equity awards exchanged in business combination	35
NeuroTherm, Inc. [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Current assets		$ 22
Property, plant and equipment		2
Goodwill		125
Intangible assets		89
Current liabilities		(13)
Long-term debt		(50)
Deferred income tax assets/(liabilities)		(28)
Net assets		147
Total cash paid		148
Less: cash acquired		(1)
Net cash consideration		$ 147
Endosense S.A. [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Cash and cash equivalents					$ 0
Current assets					2
Goodwill					258
Other assets					1
Intangible assets					20
Current liabilities					(11)
Other liabilities					0
Deferred income tax assets/(liabilities)					0
Net assets					303
Total cash paid					180
Less: cash acquired					(9)
Net cash consideration				SFr 160	171
Contingent consideration					132
Fair value of St. Jude Medical, Inc.'s previously held interest					0
Acquisition of controlling ownership interest					0
Debt financing					0
Additions in noncontrolling ownership interests					0
Nanostim [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Cash and cash equivalents			$ 0
Current assets			1
Goodwill			149
Other assets			1
Intangible assets			34
Current liabilities			(2)
Other liabilities			0
Deferred income tax assets/(liabilities)			0
Net assets			210
Total cash paid			124
Less: cash acquired			(3)
Net cash consideration			121
Contingent consideration			56
Fair value of St. Jude Medical, Inc.'s previously held interest			33
Acquisition of controlling ownership interest			0
Debt financing			0
Additions in noncontrolling ownership interests			0
In Process Research and Development [Member] | Spinal Modulation [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Indefinite-lived intangible assets							$ 45
In Process Research and Development [Member] | CardioMEMS, Inc [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Indefinite-lived intangible assets								$ 63
In Process Research and Development [Member] | Thoratec [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Indefinite-lived intangible assets	$ 714
In Process Research and Development [Member] | Endosense S.A. [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Indefinite-lived intangible assets					$ 33
In Process Research and Development [Member] | Nanostim [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Indefinite-lived intangible assets			$ 27